Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (380,568)	$ (289,971)
Total	2,473,692	2,609,739
3D Global Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	970,260	985,710
EG BioMed Patent [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 1,884,000	$ 1,914,000